SHARE CAPITAL AND OTHER RESERVES - Changes in share options (Details)	6 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
Number of share options
Outstanding, beginning balance | shares	2,946,666	3,621,666
Forfeited | shares	0	(62,500)
Outstanding, ending balance | shares	2,946,666	3,559,166
Weighted average exercise price
Outstanding, beginning balance | $ / shares	$ 1	$ 1.01
Forfeited | $ / shares	0	0.77
Outstanding, ending balance | $ / shares	$ 0.99	$ 1.03